Note 1 - Nature of Business and Summary of Significant Accounting Policies - Property, Plant, and Equipment (Details)	Dec. 31, 2022
Computer Equipment [Member]
Computer equipment (Year)	3 years
Vehicles [Member]
Computer equipment (Year)	4 years
Machinery and Equipment [Member]
Computer equipment (Year)	5 years